Royalty agreement	12 Months Ended
Dec. 31, 2013
Royalty Agreement [Abstract]
Royalty agreement [Text Block]
16.	Royalty agreement:

In connection with the acquisition of Correvio (note 4), the Company has acquired a 50-year distribution agreement with Aspen Global Incorporated (“Aspen”), a company organized under the laws of Mauritius, under which the Company granted to Aspen exclusive distribution rights for AGGRASTATTM in the entire African continent, excluding Egypt; in Australia and New Zealand; in the entire South and Central American continents including Mexico and the Caribbean islands, but excluding Puerto Rico; in Bermuda; and in a portion of the continent of Asia. Under the terms of the agreement, the Company is entitled to a 55% royalty on profits from sales of the product in these territories through January 25, 2059.